Discontinued operations - Net Cash Flows from Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Discontinued Operations [Abstract]
Cash used in operating activities	$ (593)	$ (3,601)
Cash provided by investing activities	0	47
Cash used in financing activities	0	(234)
Cash used in discontinued operations	$ (593)	$ (3,788)